Changes in Liabilities from Financing Activities	12 Months Ended
Dec. 31, 2022
Changes in Liabilities from Financing Activities [Abstract]
Changes in liabilities from financing activities
36.	Changes in liabilities from financing activities

	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities-gross
At January 1, 2022	$22,968,092	$12,829,264	$124,175	$35,921,531
Changes in cash flow from financing activities	(7,596,588)	(1,451,496)	(90,549)	(9,138,633)
Changes in other non-cash items	-	-	(7,277)	(7,277)
Impact of changes in foreign exchange rate	(1,878,569)	(1,017,084)	(9,368)	(2,905,021)
At December 31, 2022	$13,492,935	$10,360,684	$16,981	$23,870,600

	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities-gross
At January 1, 2021	$17,785,057	$11,321,966	$34,685	$29,141,708
Changes in cash flow from financing activities	4,672,902	1,213,207	(33,864)	5,852,245
Changes in other non-cash items	-	-	122,508	122,508
Impact of changes in foreign exchange rate	510,133	294,091	846	805,070
At December 31, 2021	$22,968,092	$12,829,264	$124,175	$35,921,531

	Short-term borrowings	Long-term borrowings (including current portion)	Lease liabilities	Liabilities from financing activities-gross
At January 1, 2020	$13,436,684	$10,475,782	$59,878	$23,972,344
Changes in cash flow from financing activities	3,508,961	283,787	(29,716)	3,763,032
Changes in other non-cash items	-	-	2,486	2,486
Impact of changes in foreign exchange rate	839,412	562,397	2,037	1,403,846
At December 31, 2020	$17,785,057	$11,321,966	$34,685	$29,141,708